Shareholder Report, Holdings (Details) - C000259995 [Member]	Jul. 31, 2025
Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Roko AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Loar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Topicus.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%